S-K 1603(a) SPAC Sponsor	Jun. 12, 2026 USD ($) shares
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Ares Acquisition Holdings III LP
SPAC Sponsor Form of Organization	Limited Partnership
SPAC Sponsor Business, General Character [Text Block]	Our sponsor is an affiliate of Ares, a leading, publicly traded, global alternative investment manager with $644 billion of assets under management and over 4,400 employees in over 60 offices in more than 25 countries as of March 31, 2026.
Experience and Involvement in Other SPACs [Text Block]

Experience with Other SPACs

Affiliates of Ares have previously sponsored two special purpose acquisition companies (“SPACs”): AAC and AAC II. AAC raised $1.0 billion in its initial public offering in February 2021 at an initial public offering price of $10.00 per unit. On December 5, 2022, AAC entered into a business combination agreement with X-Energy. On October 31, 2023, AAC and X-Energy entered into a termination agreement, effective as of such date, pursuant to which the parties agreed to mutually terminate the business combination agreement. AAC and X-Energy determined to terminate the business combination due to a number of factors, including: (i) the challenging market conditions; (ii) peer-company trading performance; and (iii) a balancing of the benefits and drawbacks of becoming a publicly traded company under the circumstances at the time. Subsequent to the termination of the business agreement, the shares of AAC were delisted and deregistered with NYSE on November 7, 2023, and subsequently all operation ceased. Mr. Kaplan served as Chief Executive Officer, Jarrod Phillips served as Chief Financial Officer, Allyson Satin served as Chief Operating Officer and Peter Ogilvie served as Executive Vice President of Strategy of AAC. Mr. Kaplan and Mr. Arougheti served as Co-Chairmen of AAC’s board of directors. Affiliates of Ares continue to be investors in X-Energy and have made additional investments in X-Energy. On April 27, 2026, X-Energy, Inc., a holding company whose principal asset consists of ownership of equity interests in X-Energy, completed its initial public offering and its securities are currently trading on Nasdaq. Mr. Kaplan and Ms. Satin currently serve on the X-Energy, Inc. board of directors.

AAC II raised $500 million in its initial public offering in April 2023 at an initial public offering price of $10.00 per unit. On April 14, 2025, AAC II entered into a business combination agreement with Kodiak, a leading provider of AI-powered autonomous vehicle technology. In September 2025, AAC II completed its business combination with Kodiak. In connection with the business combination, AAC II was renamed Kodiak AI, Inc. and its securities are currently trading on Nasdaq. The business combination between AAC II and Kodiak ascribed a pre-money equity value of approximately $2.5 billion to Kodiak, with existing Kodiak equity holders rolling 100% of their interests into the combined company. Mr. Kaplan served as Chief Executive Officer, Jarrod Phillips served as Chief Financial Officer, Allyson Satin served as Chief Operating Officer and Peter Ogilvie served as Executive Vice President of Strategy of AAC II. Mr. Kaplan and Mr. Arougheti served as Co-Chairmen of AAC II’s board of directors.

We believe that we will benefit from the valuable experience gained by our management team during the launch and operation of AAC and AAC II, including the process of evaluating numerous target companies and industry sectors. The past performance of neither our directors and executive officers nor Ares and its affiliates is a guarantee of either (i) success with respect to a business combination that may be completed or (ii) the ability to successfully identify and execute a transaction. You should not rely on the historical record of management or Ares and its affiliates as indicative of future performance. See “Risk Factors—General Risk Factors—Past performance by Ares or its affiliates, AAC, AAC II or our directors and executive officers may not be indicative of future performance of an investment in us, and we may be unable to provide positive returns to shareholders.” For a list of our executive officers and entities for which a conflict of interest between such officers and the company may or does exist, please refer to “Management—Conflicts of Interest.”

Ares Acquisition Holdings III LP [Member] | Founder Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Ares Acquisition Holdings III LP [Member] | Warrants [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,200,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 9,300,000
Ares Acquisition Holdings III LP, Directors, Officers And Affiliates [Member] | Reimbursement Of Out Of Pocket Expenses [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Services in connection with identifying, investigating and completing an initial business combination